Short term investments	12 Months Ended
Dec. 31, 2017
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Short term investments

Note 12: Short term investments

(€‘000)	As of December 31,
	2017	2016
Short term investments	10,653	34,230

Total	10,653	34,230

Amounts recorded as short-term investments in the current assets correspond to short term deposits with fixed interest rates. Short-term deposits are made for variable periods (from 1 to 12 months) depending on the short-term cash requirements of the Group. Interest is calculated at the respective short-term deposit rates.